Shareholder Report, Line Graph (Details) - USD ($)				3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended		15 Months Ended		18 Months Ended		21 Months Ended		24 Months Ended		27 Months Ended		30 Months Ended		33 Months Ended		36 Months Ended		39 Months Ended		42 Months Ended		45 Months Ended		48 Months Ended		51 Months Ended		54 Months Ended		57 Months Ended		60 Months Ended		63 Months Ended		66 Months Ended		69 Months Ended		72 Months Ended		75 Months Ended		78 Months Ended		81 Months Ended		84 Months Ended		87 Months Ended		90 Months Ended		93 Months Ended		96 Months Ended		99 Months Ended		102 Months Ended		105 Months Ended		108 Months Ended		111 Months Ended		114 Months Ended		117 Months Ended		120 Months Ended
	Mar. 31, 2016	Mar. 23, 2016	Dec. 31, 2015	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Mar. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Dec. 31, 2017	Sep. 30, 2017	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005469
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 9,868		$ 10,231		$ 11,103		$ 10,749		$ 12,086		$ 12,881		$ 13,615		$ 14,294		$ 14,828		$ 15,603		$ 16,112		$ 14,033		$ 16,712		$ 17,581		$ 17,240		$ 18,797		$ 17,654		$ 23,229		$ 26,363		$ 28,883		$ 28,957		$ 32,343		$ 32,399		$ 31,680		$ 27,039		$ 20,698		$ 19,275		$ 18,823		$ 21,569		$ 23,564		$ 22,913		$ 26,216		$ 30,008		$ 31,737		$ 33,417		$ 36,208		$ 34,947		$ 40,698		$ 41,391	$ 38,761
C000169955
Account Value [Line Items]
Accumulated Value	$ 509,506	$ 500,000		$ 528,298		$ 573,560		$ 555,395		$ 624,679		$ 665,936		$ 704,053		$ 739,360		$ 767,238		$ 807,598		$ 834,250		$ 726,752		$ 865,769		$ 911,021		$ 893,634		$ 974,595		$ 915,490		$ 1,205,039		$ 1,367,891		$ 1,499,129		$ 1,503,269		$ 1,679,462		$ 1,682,857		$ 1,645,932		$ 1,405,224		$ 1,075,858		$ 1,002,126		$ 978,894		$ 1,121,866		$ 1,225,856		$ 1,192,352		$ 1,364,441		$ 1,562,252		$ 1,652,631		$ 1,740,623		$ 1,886,522		$ 1,821,251		$ 2,121,546		$ 2,158,078		$ 2,021,666
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value			10,000		10,024		10,123		10,660		10,786		11,532		12,024		12,647		13,372		13,244		13,314		13,884		12,113		13,588		14,079		14,075		15,335		12,059		14,376		15,545		17,828		18,643		20,021		19,810		21,133		20,000		16,868		15,717		17,252		18,512		19,656		18,987		21,082		22,810		23,464		25,016		24,769		24,441		27,258		29,336	30,302
MSCI All Country World Index Net
Account Value [Line Items]
Accumulated Value	506,049	500,000		511,053		538,148		544,549		582,168		607,045		638,503		675,089		668,598		672,165		700,913		611,534		685,988		710,765		710,581		774,186		608,779		725,780		784,788		900,028		941,172		1,010,756		1,000,099		1,066,870		1,009,677		851,557		793,483		870,950		934,580		992,311		958,547		1,064,317		1,151,552		1,184,593		1,262,941		1,250,452		1,233,889		1,376,115		1,481,014		1,529,770
MSCI World IMI Communications Services 10/40 Index Net
Account Value [Line Items]
Accumulated Value			10,000		10,451		10,541		10,383		10,001		10,321		10,512		10,793		10,957		10,340		10,015		10,495		9,690		10,749		11,313		11,288		12,064		9,791		11,563		12,586		14,692		15,410		16,386		15,900		15,017		13,558		11,111		9,666		10,082		11,657		12,130		11,803		13,182		14,310		14,583		15,693		16,212		16,695		19,614		20,323	19,405
MSCI All Country World Index
Account Value [Line Items]
Accumulated Value			$ 10,000		$ 10,038		$ 10,158		$ 10,709		$ 10,849		$ 11,613		$ 12,130		$ 12,774		$ 13,520		$ 13,406		$ 13,502		$ 14,096		$ 12,313		$ 13,830		$ 14,356		$ 14,370		$ 15,674		$ 12,342		$ 14,735		$ 15,951		$ 18,310		$ 19,168		$ 20,611		$ 20,414		$ 21,796		$ 20,650		$ 17,443		$ 16,273		$ 17,881		$ 19,212		$ 20,432		$ 19,758		$ 21,960		$ 23,786		$ 24,503		$ 26,149		$ 25,916		$ 25,600		$ 28,592		$ 30,804	$ 31,843
MSCI World IMI Communications Services 10/40 Index Net
Account Value [Line Items]
Accumulated Value	506,637	500,000		510,997		503,351		484,819		500,323		509,600		523,220		531,180		501,232		485,515		508,778		469,747		521,078		548,426		547,223		584,823		474,647		560,565		610,149		712,220		747,058		794,345		770,805		727,988		657,253		538,642		468,596		488,743		565,118		588,041		572,188		639,025		693,724		706,927		760,748		785,927		809,318		950,840		985,210		940,678
MSCI All Country World Index
Account Value [Line Items]
Accumulated Value	$ 506,144	$ 500,000		$ 512,151		$ 539,955		$ 546,989		$ 585,537		$ 611,617		$ 644,089		$ 681,681		$ 675,946		$ 680,791		$ 710,737		$ 620,812		$ 697,331		$ 723,845		$ 724,570		$ 790,272		$ 622,284		$ 742,963		$ 804,267		$ 923,227		$ 966,446		$ 1,039,196		$ 1,029,308		$ 1,098,976		$ 1,041,188		$ 879,509		$ 820,512		$ 901,592		$ 968,689		$ 1,030,182		$ 996,190		$ 1,107,220		$ 1,199,294		$ 1,235,437		$ 1,318,431		$ 1,306,688		$ 1,290,747		$ 1,441,652		$ 1,553,171		$ 1,605,530